TRADE AND OTHER RECEIVABLES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Corporate income tax receivable	$ 2.3	$ 2.8